ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Finite Lived and Indefinite Lived Intangible Assets

Acquired intangible assets, net including those acquired as part of business combinations consisted of the following:

	For the years ended December 31,
	2011				2012
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	impairment	amount	amount	amortization	impairment	amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Acquired intangible assets with definite lives
Service agreements with universities and high schools	89,235	(17,319)	(29,057)	42,859	89,235	(19,103)	(34,958)	35,174
Operating platforms used to provide online education services	759	(711)	-	48	759	(759)	-	-
Customer base	11,708	(11,708)	-	-	11,708	(11,708)	-	-
Online coursewares	3,623	(3,623)	-	-	3,623	(3,623)	-	-
Partnership with agencies	356	(339)	-	17	356	(353)	-	3
Exclusive Partnership with universities	20,876	(9,304)	-	11,572	21,356	(10,453)	-	10,903
Operational right of private school	4,464	(1,769)	-	2,695	4,464	(2,021)	-	2,443
Partnership with local institutes	2,380	(387)	-	1,993	2,380	(720)	-	1,660
Reacquired right to use trademark	300	(162)	-	138	300	(300)	-	-

Total intangible assets with definite lives	133,701	(45,322)	(29,057)	59,322	134,181	(49,040)	(34,958)	50,183
Acquired intangible assets with indefinite lives
Trade name	4,316	-	-	4,316	4,316	-	-	4,316

Total	138,017	(45,322)	(29,057)	63,638	138,497	(49,040)	(34,958)	54,499

Schedule of Future Amortization Expense Related to Intangible Assets	Amortization expenses for the next five years are as follows:
Years ending December 31,	RMB

2013	3,082
2014	2,929
2015	2,892
2016	2,720
2017	2,512